Fair Value Measurements - Schedule of Estimated the Fair Value of Bridge Package Contingent Warrants (Details) - Warrant [Member]	Sep. 30, 2025
Expected term (in years) [Member]
Schedule of Estimated the Fair Value of Bridge Package Contingent Warrants [LineItems]
Fair value warrants	3
Expected volatility [Member] | Maximum [Member]
Schedule of Estimated the Fair Value of Bridge Package Contingent Warrants [LineItems]
Fair value warrants	106
Expected volatility [Member] | Minimum [Member]
Schedule of Estimated the Fair Value of Bridge Package Contingent Warrants [LineItems]
Fair value warrants	108
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Estimated the Fair Value of Bridge Package Contingent Warrants [LineItems]
Fair value warrants	3.89
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Estimated the Fair Value of Bridge Package Contingent Warrants [LineItems]
Fair value warrants	4.01
Expected dividend yield [Member]
Schedule of Estimated the Fair Value of Bridge Package Contingent Warrants [LineItems]
Fair value warrants	0